Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets of the Company were mainly as follows:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Cost:
Trademark	447	447
License (Note 3)	3,530	3,530
Dealership (Note 3)	31,717	31,717

Total cost	35,694	35,694
Less: Accumulated amortization	(2,156)	(6,157)

Intangible assets, net	33,538	29,537

Schedule of Annual Estimated Amortization Expense for Intangible Assets
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2022	2023	2024	2025	2026
Amortization expenses	4,001	4,001	3,770	3,342	3,209